Patient Service Revenue (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 2,167,410	$ 1,984,243
Medicare ESRD program
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	1,055,056	923,625
Hospitals
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	106,931	99,742
Private
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	914,397	857,306
Medicaid and other government sources
Patient Service Revenue By Payor [Line Items]
Patient Service Revenue by Payor	$ 91,026	$ 103,570